DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

NOTE 3:- DISCONTINUED OPERATIONS

During fiscal year 2011, the Company decided to explore strategic alternatives to its direct sales activities in Australia, which culminated in the sale of ViryaNet Australia, in order to focus on indirect channels in the Asia-Pacific region. ViryaNet Australia’s revenues and assets accounted for, and constituted (respectively) less than 10% of the Company’s consolidated revenues and assets during each of the last three fiscal years. On December 31, 2011, the Company completed the sale of 100% of the common stock of ViryaNet Australia to the Hosking Family Trust, owned by the former general manager of ViryaNet Australia, Mark Hosking (the “Buyer”), for consideration of $340. The consideration is to be paid as follows; $100 was due and paid on January 2, 2012 and the balance of $240 is paid over a period of four years in equal quarterly installment starting March 31, 2012, and bears interest at a fixed annual rate of 3.5%, paid quarterly. The balance of the Buyer’s payment obligation is secured through a personal guarantee provided by the Buyer. The Buyer’s payments during fiscal year 2013 in an aggregate amount of $73 are classified as current maturities within prepaid and other receivables in current assets, and the payments to be made beyond December 31, 2013, in an aggregate amount of $125, are classified as a long-term receivable on the Company’s consolidated balance sheets.

During fiscal year 2011, the Company decided to strike off its wholly owned subsidiary in the U.K., ViryaNet Europe, due to inactivity, by filing an application with the U.K. Companies House in December 2011, which became effective in April 2012.

Information related to ViryaNet Australia and ViryaNet Europe (the “Former Subsidiaries”) has been reflected in the accompanying consolidated financial statements as follows:

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Balance sheets – As a result of the disposal of both Former Subsidiaries, there are no remaining assets and liabilities related to those Former Subsidiaries in the Company’s consolidated balance sheets as of December 31, 2011 and 2012. The Former Subsidiaries’ assets and liabilities were included in the Company’s consolidated balance sheets as of December 31, 2010.

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Statements of operations – The Former Subsidiaries’ loss from operations for the two year period ended December 31, 2011 has been classified as discontinued operations. Loss from discontinued operations for the year ended December 31, 2011 also includes additional gain and loss on disposal of the Former Subsidiaries, as further described below. The statement of operations for the year ended December 31, 2012 does not include any amount related to discontinued operations.

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Statements of cash flows – The Former Subsidiaries’ cash flows prior to their disposal for the two year period ended December 31, 2011 have been included in, and not separately reported from, the Company’s cash flows. The consolidated statements of cash flows for the year ended December 31, 2011 also include the effects of the disposal of the Former Subsidiaries.

Sale and disposal of consolidated subsidiaries in which the Company has no continuing involvement are classified as discontinued operations. The gains or losses on these transactions are classified within discontinued operations in the Company’s consolidated statements of operations. The Company has also reclassified its historical results of operations to remove the operations of these entities from its revenues and expenses, collapsing the net income or loss from these operations into a single line within discontinued operations.

Discontinued operations for the year ended December 31, 2011 are as follows:

Subsidiary	Location	Proceeds	Gain (Loss)
ViryaNet Australia	Australia	$340	$250
ViryaNet Europe	United Kingdom	—	(128)

The table below summarizes certain financial information with respect to the Company’s discontinued operations for the years ended December 31, presented:

	2010	2011
Revenues	$811	$790
Loss from discontinued operations (No income tax expense or benefit)	(50)	(136)
Gain on disposal of discontinued operations (No income tax expense or benefit)	—	122
Total loss from disposal of discontinued operations	$(50)	$(14)